Employee Benefits - Summary of Sensitivity of the Retirement and Post-Employment Benefits to a Variation of the Discount Rate (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Disclosure of information about defined benefit plans [abstract]
Changes in assumptions/discount rate (as a percent)	0.25%
Impact/present value of the undertaking	€ (28)
Changes in assumptions/discount rate (as a percent)	0.25%
Impact/present value of the undertaking	€ 29